SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation and Principles of Consolidation

The main accounting policies adopted by the Companies in these financial statements are described below: these policies have been consistently applied in the years presented, unless otherwise indicated.

The financial statements for the year ended as of December 31, 2025, were prepared to assume the normal continuity of its activities and do not include any adjustments related to the realization and classification of asset values or liability values.

Statement of compliance

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) and are presented pursuant to Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC), The issuance of these financial statements was authorized by Management on March  20, 2026.

All information relevant to the financial statements, and only such information, is evidenced herein and corresponds to the information used by Management in its activities.

Measurement basis

The financial statements were prepared based on historical cost basis, except for derivative and non-derivative financial instruments measured by fair value through profit or loss.